Consolidated Statements of Changes in Shareholders' Equity (USD $)	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Comprehensive Income
Balance at Dec. 31, 2008	$ 39,927,623	$ 37,084,462		$ 747,621	$ 1,768,552	$ 326,988
Balance (in shares) at Dec. 31, 2008		3,564,279
Comprehensive income (loss):
Net income (loss)	1,100,714				1,100,714		1,100,714
Unrealized net holding gains on available-for-sale securities arising during the period, net of income tax effects of $796,357, $267,196 and $178,299 for the year ended 2011, 2010 and 2009, respectively	318,356					318,356	318,356
Reclassification adjustment, net of income tax effects of $2,241 and $32,337 for the year ended 2011 and 2009, respectively	(57,739)					(57,739)	(57,739)
Total other comprehensive income (loss)	260,617						260,617
Total comprehensive income (loss)	1,361,331						1,361,331
Net proceeds from issuing 3,150 shares of preferred stock (issuance costs of $23,785)	3,126,215		3,126,215
Exercise of employee stock options	486,232	486,232
Exercise of employee stock options (in shares)		45,532
Common stock repurchased and cancelled	(79,985)	(79,985)
Common stock repurchased and cancelled (in shares)		(7,490)
Declaration of 5% stock dividend	(3,105)	1,431,914			(1,435,019)
Declaration of 5% stock dividend (in shares)		180,094
Balance at Dec. 31, 2009	44,818,311	38,922,623	3,126,215	747,621	1,434,247	587,605
Balance (in shares) at Dec. 31, 2009		3,782,415
Comprehensive income (loss):
Net income (loss)	1,112,898				1,112,898		1,112,898
Unrealized net holding gains on available-for-sale securities arising during the period, net of income tax effects of $796,357, $267,196 and $178,299 for the year ended 2011, 2010 and 2009, respectively	(477,083)					(477,083)	(477,083)
Total other comprehensive income (loss)	(477,083)						(477,083)
Total comprehensive income (loss)	635,815						635,815
Payment of dividends on preferred stock	(157,500)				(157,500)
Exercise of employee stock options	16,873	16,873
Exercise of employee stock options (in shares)		1,744
Declaration of 5% stock dividend	(2,070)	991,342			(993,412)
Declaration of 5% stock dividend (in shares)		188,817
Balance at Dec. 31, 2010	45,311,429	39,930,838	3,126,215	747,621	1,396,233	110,522
Balance (in shares) at Dec. 31, 2010	3,972,976	3,972,976
Comprehensive income (loss):
Net income (loss)	(3,422,040)				(3,422,040)		(3,422,040)
Unrealized net holding gains on available-for-sale securities arising during the period, net of income tax effects of $796,357, $267,196 and $178,299 for the year ended 2011, 2010 and 2009, respectively	1,421,908					1,421,908	1,421,908
Reclassification adjustment, net of income tax effects of $2,241 and $32,337 for the year ended 2011 and 2009, respectively	4,001					4,001	4,001
Total other comprehensive income (loss)	1,425,909						1,425,909
Total comprehensive income (loss)	(1,996,131)						(1,996,131)
Payment of dividends on preferred stock	(157,500)				(157,500)
Common stock repurchased and cancelled	(91,634)	(91,634)
Common stock repurchased and cancelled (in shares)		(18,078)
Declaration of 5% stock dividend	(1,301)	829,231			(830,532)
Declaration of 5% stock dividend (in shares)		197,436
Balance at Dec. 31, 2011	$ 43,064,863	$ 40,668,435	$ 3,126,215	$ 747,621	$ (3,013,839)	$ 1,536,431
Balance (in shares) at Dec. 31, 2011	4,152,334	4,152,334